EQUITY - Narrative (Details) - USD ($)			12 Months Ended
	Sep. 23, 2025	Nov. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2025	Mar. 27, 2024	Mar. 26, 2024
Disclosure of classes of share capital [line items]
Average purchase price per share (in dollars per share)				$ 0.0001				$ 10.70
Number of shares issued (in shares)							31,709,747
General and administrative expense			$ 16,732,668	$ 15,626,057	$ 8,508,862
Number of shares issued and fully paid (in shares)			122,360
Share repurchase program, available for grant (in shares)			750,806	873,166
Retirement of treasury shares (in shares)			126,834
Retirement of treasury shares			$ 1,242,773
Bottom of range
Disclosure of classes of share capital [line items]
Legal reserve amount percentage			5.00%
Net earnings percentage			10.00%
Top of range
Disclosure of classes of share capital [line items]
Legal reserve amount percentage			10.00%
Net earnings percentage			50.00%
Share Purchase Agreement
Disclosure of classes of share capital [line items]
General and administrative expense			$ 368,556
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)				450,000,000
Number of shares outstanding (in shares)			31,867,009	31,799,747
Number of shares issued and fully paid (in shares)			249,194	126,834
Ordinary shares | Share Repurchase Program
Disclosure of classes of share capital [line items]
Expiration date		12 months
Share repurchase program, authorized, amount		$ 10,000,000.0
Ordinary shares | Share Purchase Agreement
Disclosure of classes of share capital [line items]
Share purchase program, authorized, amount	$ 30,000,000.0
Expiration date	36 months
Percentage of lowest daily volume weighted average price	97.50%
Percentage of VWAP	96.00%
Percentage of daily trading volume limit	100.00%
Number of shares (in shares)	100,000					5,041,598
Maximum [ownership percentage, limitation	4.99%
Percentage of ownership limitation, threshold	9.99%
Termination term	36 months
Expense from equity-settled share-based payment transactions	$ 300,000
Expense from cash-settled share-based payment transactions	$ 250,000
Ordinary shares | Share Purchase Agreement | Reserved Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)						4,950,412
Ordinary shares | Share Purchase Agreement | Commitment Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)						91,186
Share repurchase program, authorized, amount						$ 300,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)				50,000,000
Number of shares issued (in shares)				0